Other Comprehensive Income (Loss) (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other comprehensive income loss net of tax portion attributables to parent [Line Items]
Cost of revenues	$ 12,131,145,000	$ 11,406,419,000	$ 10,835,767,000
Total reclassification for the period	(40,291,000)	(55,258,000)	(31,535,000)
Cash Flow Hedge Interest Rate Contract [Member]
Other comprehensive income loss net of tax portion attributables to parent [Line Items]
AOCI Interest income	29,150,000	28,355,000	26,571,000
Cash Flow Hedge Foreign Exchange Contract [Member]
Other comprehensive income loss net of tax portion attributables to parent [Line Items]
AOCI Interest income			0
Cost of revenues	147,000	17,686,000	2,549,000
Cash Flow Hedge [Member]
Other comprehensive income loss net of tax portion attributables to parent [Line Items]
Total before tax	29,297,000	46,041,000	29,120,000
Tax expense or benefit	8,419,000	12,557,000	8,385,000
Net of tax	20,878,000	33,484,000	20,735,000
Actuarial Gain Loss [Member]
Other comprehensive income loss net of tax portion attributables to parent [Line Items]
Actuarial gains (losses) on defined benefit pension plans	30,811,000	34,625,000	17,147,000
Total before tax	30,811,000	34,625,000	17,147,000
Tax expense or benefit	11,398,000	12,851,000	6,347,000
Net of tax	$ 19,413,000	$ 21,774,000	$ 10,800,000